INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 29, 2020	Feb. 28, 2019
USA			$ 0	$ 0
Hong Kong			0	0
Subtotal			0	0
China [Member]
Current
Current	$ 0	$ 0
Deferred	0	0
Total provision for income tax expense (benefit)	$ 0	$ 0
Deferred tax assets for NOL carryforwards			477,589
Valuation allowance			(477,589)
USA [Member]
Current
Deferred tax assets for NOL carryforwards			389,598
Valuation allowance			(389,598)
Net changes in deferred income tax expense (benefit)			0	0
Hong Kong [Member]
Current
Net changes in deferred income tax expense (benefit)			$ 0	$ 0